Derivative financial instruments - Carrying value of derivative instruments (Details) - AUD ($) $ in Millions	Sep. 30, 2024	Sep. 30, 2023
Derivative Assets, Trading
Gross derivative assets, trading	$ 68,761	$ 83,012
Impact of netting arrangements on derivative assets, trading	(45,045)	(62,259)
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(76,850)	(86,979)
Impact of netting arrangements on derivative liabilities, trading	46,533	63,111
Derivative Assets, Hedging
Gross derivative assets, hedging	5,822	6,083
Impact of netting arrangements on derivative assets, hedging	(5,429)	(5,493)
Derivative Liabilities, Hedging
Gross derivative liabilities, hedging	(6,513)	(11,400)
Impact of netting arrangements on derivative liabilities, hedging	5,856	10,621
Total derivatives carrying value, Assets
Gross derivative assets	74,583	89,095
Impact of netting arrangements on derivative assets	(50,474)	(67,752)
Total of net derivative assets	24,109	21,343
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(83,363)	(98,379)
Impact of netting arrangements on derivative liabilities	52,389	73,732
Total of net derivative liabilities	(30,974)	(24,647)
Derivatives
Derivative Assets, Trading
Total of net derivative assets, trading	23,716	20,753
Derivative Liabilities, Trading
Total of net derivative liabilities, trading	(30,317)	(23,868)
Derivative Assets, Hedging
Total of net derivative assets, hedging	393	590
Derivative Liabilities, Hedging
Total of net derivative liabilities, hedging	(657)	(779)
Total derivatives carrying value, Assets
Total of net derivative assets	24,109	21,343
Total derivatives carrying value, Liabilities
Total of net derivative liabilities	(30,974)	(24,647)
Interest rate contracts
Derivative Assets, Trading
Gross derivative assets, trading	47,932	65,625
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(49,928)	(69,262)
Derivative Assets, Hedging
Gross derivative assets, hedging	5,619	5,689
Derivative Liabilities, Hedging
Gross derivative liabilities, hedging	(5,969)	(10,730)
Total derivatives carrying value, Assets
Gross derivative assets	53,551	71,314
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(55,897)	(79,992)
Interest rate contracts | Swap agreements
Derivative Assets, Trading
Gross derivative assets, trading	47,697	65,324
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(49,742)	(68,945)
Derivative Assets, Hedging
Gross derivative assets, hedging	5,619	5,689
Derivative Liabilities, Hedging
Gross derivative liabilities, hedging	(5,969)	(10,730)
Total derivatives carrying value, Assets
Gross derivative assets	53,316	71,013
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(55,711)	(79,675)
Interest rate contracts | Options
Derivative Assets, Trading
Gross derivative assets, trading	235	301
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(186)	(317)
Total derivatives carrying value, Assets
Gross derivative assets	235	301
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(186)	(317)
FX contracts
Derivative Assets, Trading
Gross derivative assets, trading	20,369	17,166
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(26,561)	(17,324)
Derivative Assets, Hedging
Gross derivative assets, hedging	203	394
Derivative Liabilities, Hedging
Gross derivative liabilities, hedging	(544)	(670)
Total derivatives carrying value, Assets
Gross derivative assets	20,572	17,560
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(27,105)	(17,994)
FX contracts | Spot and forward contracts
Derivative Assets, Trading
Gross derivative assets, trading	10,887	9,406
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(11,643)	(8,219)
Derivative Assets, Hedging
Gross derivative assets, hedging	20
Derivative Liabilities, Hedging
Gross derivative liabilities, hedging	(171)	(74)
Total derivatives carrying value, Assets
Gross derivative assets	10,907	9,406
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(11,814)	(8,293)
FX contracts | Cross currency swap agreements
Derivative Assets, Trading
Gross derivative assets, trading	9,330	7,650
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(14,783)	(8,973)
Derivative Assets, Hedging
Gross derivative assets, hedging	183	394
Derivative Liabilities, Hedging
Gross derivative liabilities, hedging	(373)	(596)
Total derivatives carrying value, Assets
Gross derivative assets	9,513	8,044
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(15,156)	(9,569)
FX contracts | Options
Derivative Assets, Trading
Gross derivative assets, trading	152	110
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(135)	(132)
Total derivatives carrying value, Assets
Gross derivative assets	152	110
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(135)	(132)
Credit default swaps
Derivative Assets, Trading
Gross derivative assets, trading	225	105
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(276)	(127)
Total derivatives carrying value, Assets
Gross derivative assets	225	105
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(276)	(127)
Credit default swaps | Credit protection bought
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(276)	(127)
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(276)	(127)
Credit default swaps | Credit protection sold
Derivative Assets, Trading
Gross derivative assets, trading	225	105
Total derivatives carrying value, Assets
Gross derivative assets	225	105
Commodity contracts
Derivative Assets, Trading
Gross derivative assets, trading	235	116
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(85)	(266)
Total derivatives carrying value, Assets
Gross derivative assets	235	116
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(85)	(266)
Parent Entity
Derivative Assets, Trading
Gross derivative assets, trading	69,118	84,110
Impact of netting arrangements on derivative assets, trading	(45,323)	(63,187)
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(77,405)	(87,668)
Impact of netting arrangements on derivative liabilities, trading	46,938	63,415
Derivative Assets, Hedging
Gross derivative assets, hedging	5,258	4,680
Impact of netting arrangements on derivative assets, hedging	(5,151)	(4,565)
Derivative Liabilities, Hedging
Gross derivative liabilities, hedging	(5,779)	(10,638)
Impact of netting arrangements on derivative liabilities, hedging	5,451	10,317
Total derivatives carrying value, Assets
Gross derivative assets	74,376	88,790
Impact of netting arrangements on derivative assets	(50,474)	(67,752)
Total of net derivative assets	23,902	21,038
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(83,184)	(98,306)
Impact of netting arrangements on derivative liabilities	52,389	73,732
Total of net derivative liabilities	(30,795)	(24,574)
Parent Entity | Derivatives
Derivative Assets, Trading
Total of net derivative assets, trading	23,795	20,923
Derivative Liabilities, Trading
Total of net derivative liabilities, trading	(30,467)	(24,253)
Derivative Assets, Hedging
Total of net derivative assets, hedging	107	115
Derivative Liabilities, Hedging
Total of net derivative liabilities, hedging	(328)	(321)
Total derivatives carrying value, Assets
Total of net derivative assets	23,902	21,038
Total derivatives carrying value, Liabilities
Total of net derivative liabilities	(30,795)	(24,574)
Parent Entity | Interest rate contracts
Derivative Assets, Trading
Gross derivative assets, trading	48,208	66,549
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(50,327)	(69,544)
Derivative Assets, Hedging
Gross derivative assets, hedging	5,186	4,616
Derivative Liabilities, Hedging
Gross derivative liabilities, hedging	(5,495)	(10,412)
Total derivatives carrying value, Assets
Gross derivative assets	53,394	71,165
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(55,822)	(79,956)
Parent Entity | Interest rate contracts | Swap agreements
Derivative Assets, Trading
Gross derivative assets, trading	47,973	66,248
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(50,141)	(69,227)
Derivative Assets, Hedging
Gross derivative assets, hedging	5,186	4,616
Derivative Liabilities, Hedging
Gross derivative liabilities, hedging	(5,495)	(10,412)
Total derivatives carrying value, Assets
Gross derivative assets	53,159	70,864
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(55,636)	(79,639)
Parent Entity | Interest rate contracts | Options
Derivative Assets, Trading
Gross derivative assets, trading	235	301
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(186)	(317)
Total derivatives carrying value, Assets
Gross derivative assets	235	301
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(186)	(317)
Parent Entity | FX contracts
Derivative Assets, Trading
Gross derivative assets, trading	20,450	17,340
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(26,717)	(17,731)
Derivative Assets, Hedging
Gross derivative assets, hedging	72	64
Derivative Liabilities, Hedging
Gross derivative liabilities, hedging	(284)	(226)
Total derivatives carrying value, Assets
Gross derivative assets	20,522	17,404
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(27,001)	(17,957)
Parent Entity | FX contracts | Spot and forward contracts
Derivative Assets, Trading
Gross derivative assets, trading	10,887	9,406
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(11,665)	(8,230)
Derivative Assets, Hedging
Gross derivative assets, hedging	20
Derivative Liabilities, Hedging
Gross derivative liabilities, hedging	(149)	(63)
Total derivatives carrying value, Assets
Gross derivative assets	10,907	9,406
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(11,814)	(8,293)
Parent Entity | FX contracts | Cross currency swap agreements
Derivative Assets, Trading
Gross derivative assets, trading	9,411	7,824
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(14,917)	(9,369)
Derivative Assets, Hedging
Gross derivative assets, hedging	52	64
Derivative Liabilities, Hedging
Gross derivative liabilities, hedging	(135)	(163)
Total derivatives carrying value, Assets
Gross derivative assets	9,463	7,888
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(15,052)	(9,532)
Parent Entity | FX contracts | Options
Derivative Assets, Trading
Gross derivative assets, trading	152	110
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(135)	(132)
Total derivatives carrying value, Assets
Gross derivative assets	152	110
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(135)	(132)
Parent Entity | Credit default swaps
Derivative Assets, Trading
Gross derivative assets, trading	225	105
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(276)	(127)
Total derivatives carrying value, Assets
Gross derivative assets	225	105
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(276)	(127)
Parent Entity | Credit default swaps | Credit protection bought
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(276)	(127)
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(276)	(127)
Parent Entity | Credit default swaps | Credit protection sold
Derivative Assets, Trading
Gross derivative assets, trading	225	105
Total derivatives carrying value, Assets
Gross derivative assets	225	105
Parent Entity | Commodity contracts
Derivative Assets, Trading
Gross derivative assets, trading	235	116
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(85)	(266)
Total derivatives carrying value, Assets
Gross derivative assets	235	116
Total derivatives carrying value, Liabilities
Gross derivative liabilities	$ (85)	$ (266)